Trade and Other Payables (Details) - Schedule of Trade and Other Payables	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Trade and Other Payables [Abstract]
Trade payables	RM 2,326,371	$ 506,912	RM 139,102
Accruals	6,901,199	1,503,759	7,965,442
Sundry payables	2,592,465	564,892	2,303,774
Advance from a director - subsidiaries	7,563,894	1,648,159
Total	RM 19,383,929	$ 4,223,722	RM 10,408,318